Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
BORROWINGS [Abstract]
Loans' outstanding amounts

Facility	June 30, 2018	December 31, 2017
Secured credit facilities	$205,694	$219,856
2022 Senior Secured Notes	305,000	305,000
2022 Notes	650,000	650,000
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable	162,715	167,912
Total borrowings	1,698,409	1,717,768
Less: current portion, net	(31,142)	(33,885)
Less: deferred finance costs, net	(31,789)	(35,280)
Total long-term borrowings	$1,635,478	$1,648,603

Principal payments

Payment due by period
June 30, 2019	$33,203
June 30, 2020	73,022
June 30, 2021	30,560
June 30, 2022	1,217,875
June 30, 2023	338,695
June 30, 2024 and thereafter	5,054
Total	$1,698,409